Goodwill (Details) - CHF (SFr) SFr in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross amount of goodwill
Balance at beginning of period		SFr 8,738	SFr 8,093
Goodwill acquired during the period			22
Foreign currency translation impact		(16)	661
Other		(23)	(38)
Balance at end of period		8,699	8,738	SFr 8,093
Accumulated impairment
Balance at beginning of period		94	94
Goodwill impairment		3,797	0	12
Balance at end of period		3,891	94	94
Net book value
Net book value		4,808	8,644
Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		570	541
Goodwill acquired during the period			0
Foreign currency translation impact		(2)	29
Other		(1)	0
Balance at end of period		567	570	541
Accumulated impairment
Balance at beginning of period		0	0
Goodwill impairment		0
Balance at end of period		0	0	0
Net book value
Net book value		567	570
International Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,557	1,443
Goodwill acquired during the period			22
Foreign currency translation impact		(7)	126
Other		(1)	(34)
Balance at end of period		1,549	1,557	1,443
Accumulated impairment
Balance at beginning of period		0	0
Goodwill impairment		0
Balance at end of period		0	0	0
Net book value
Net book value		1,549	1,557
Asia Pacific
Gross amount of goodwill
Balance at beginning of period		2,306	2,134
Goodwill acquired during the period			0
Foreign currency translation impact		(4)	172
Other		(8)	0
Balance at end of period		2,294	2,306	2,134
Accumulated impairment
Balance at beginning of period		16	16
Goodwill impairment		756
Balance at end of period		772	16	16
Net book value
Net book value		1,522	2,290
Global Markets
Gross amount of goodwill
Balance at beginning of period		3,263	3,011
Goodwill acquired during the period			0
Foreign currency translation impact		(3)	254
Other		(10)	(2)
Balance at end of period		3,250	3,263	3,011
Accumulated impairment
Balance at beginning of period		58	58
Goodwill impairment	SFr 1,473	2,661
Balance at end of period		2,719	58	58
Net book value
Net book value		531	3,205
Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period		1,030	952
Goodwill acquired during the period			0
Foreign currency translation impact		0	80
Other		(3)	(2)
Balance at end of period		1,027	1,030	952
Accumulated impairment
Balance at beginning of period		8	8
Goodwill impairment		380
Balance at end of period		388	8	8
Net book value
Net book value		639	1,022
Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period		12	12
Goodwill acquired during the period			0
Foreign currency translation impact		0	0
Other		0	0
Balance at end of period		12	12	12
Accumulated impairment
Balance at beginning of period		12	12
Goodwill impairment		0
Balance at end of period		12	12	12
Net book value
Net book value		0	0
Investment Banking (reporting unit prior to reorganization)
Accumulated impairment
Goodwill impairment	SFr 2,324
Bank
Gross amount of goodwill
Balance at beginning of period		7,860	7,215
Goodwill acquired during the period			22
Foreign currency translation impact		(17)	661
Other		(23)	(38)
Balance at end of period		7,820	7,860	7,215
Accumulated impairment
Balance at beginning of period		94	94
Goodwill impairment		3,797	0	12
Balance at end of period		3,891	94	94
Net book value
Net book value		3,929	7,766
Bank | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		456	427
Goodwill acquired during the period			0
Foreign currency translation impact		(2)	29
Other		(1)	0
Balance at end of period		453	456	427
Accumulated impairment
Balance at beginning of period		0	0
Goodwill impairment		0
Balance at end of period		0	0	0
Net book value
Net book value		453	456
Bank | International Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,495	1,381
Goodwill acquired during the period			22
Foreign currency translation impact		(7)	126
Other		(1)	(34)
Balance at end of period		1,487	1,495	1,381
Accumulated impairment
Balance at beginning of period		0	0
Goodwill impairment		0
Balance at end of period		0	0	0
Net book value
Net book value		1,487	1,495
Bank | Asia Pacific
Gross amount of goodwill
Balance at beginning of period		2,058	1,886
Goodwill acquired during the period			0
Foreign currency translation impact		(4)	172
Other		(8)	0
Balance at end of period		2,046	2,058	1,886
Accumulated impairment
Balance at beginning of period		16	16
Goodwill impairment		756
Balance at end of period		772	16	16
Net book value
Net book value		1,274	2,042
Bank | Global Markets
Gross amount of goodwill
Balance at beginning of period		2,919	2,667
Goodwill acquired during the period			0
Foreign currency translation impact		(4)	254
Other		(10)	(2)
Balance at end of period		2,905	2,919	2,667
Accumulated impairment
Balance at beginning of period		58	58
Goodwill impairment		2,661
Balance at end of period		2,719	58	58
Net book value
Net book value		186	2,861
Bank | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period		920	842
Goodwill acquired during the period			0
Foreign currency translation impact		0	80
Other		(3)	(2)
Balance at end of period		917	920	842
Accumulated impairment
Balance at beginning of period		8	8
Goodwill impairment		380
Balance at end of period		388	8	8
Net book value
Net book value		529	912
Bank | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period		12	12
Goodwill acquired during the period			0
Foreign currency translation impact		0	0
Other		0	0
Balance at end of period		12	12	12
Accumulated impairment
Balance at beginning of period		12	12
Goodwill impairment		0
Balance at end of period		12	12	SFr 12
Net book value
Net book value		SFr 0	SFr 0